Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and applicable rules and regulations of the SEC regarding interim financial reporting. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) and disclosures necessary for a fair statement of the Company’s financial position as of September 30, 2025 and the results of its operations for the nine months then ended. The results of operations for the nine months ended September 30, 2025 are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any other interim period or for any other future year. These interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report within its Form 10-K filing. Interim disclosures generally do not repeat those in the annual statements. The Company and its subsidiaries operate as a single operating segment.

Basis of Presentation

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and include the balances and results of operations of the Company and our consolidated subsidiaries. The summary of significant accounting policies presented below are designed to assist in understanding the Company’s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who is responsible for their integrity and objectivity. The Company and its subsidiaries operate as a single operating segment.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity-based transactions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company bases its estimates and assumptions on an ongoing basis using historical experience and other factors, known or expected trends and various other assumptions that it believes to be reasonable. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, which may cause the Company’s future results to be affected.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity-based transactions and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period.

The Company bases its estimates and assumptions on an ongoing basis using historical experience and other factors, known or expected trends and various other assumptions that it believes to be reasonable. As future events and their effects cannot be determined with precision, actual results could differ from these estimates, which may cause the Company’s future results to be affected.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. As of September 30, 2025, the Company had $9,575,000 of cash in a sweep account, which is classified as cash. There were no cash equivalents as of September 30, 2025 and December 31, 2024.

Cash and cash equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. There were no cash equivalents as of December 31, 2024 and 2023.

Allowance for Credit Losses

Allowance for Credit Losses

Trade accounts receivable are stated net of an allowance for credit losses. The Company estimates the credit losses using historical information, current economic conditions and reasonable and supportable forecast information for a reasonable period of time. The Company starts by determining expected credit losses by using historical loss information based on the aging of receivables. An analysis of the current economic conditions along with forecast information is then used to determine any adjustment to the historical loss rates to determine the appropriate rates for future losses and the Company’s current expected credit losses for trade receivables. As of September 30, 2025 and December 31, 2024, there were no accounts receivable balances. As such, an allowance was not necessary.

Allowance for Credit Losses

Trade accounts receivable are stated net of an allowance for credit losses. The Company estimates the credit losses using historical information, current economic conditions and reasonable and supportable forecast information for a reasonable period of time. The Company starts by determining expected credit losses by using historical loss information based on the aging of receivables. An analysis of the current economic conditions along with forecast information is then used to determine any adjustment to the historical loss rates to determine the appropriate rates for future losses and the Company’s current expected credit losses for trade receivables. As of December 31, 2024 and 2023, there were no accounts receivable balances.

Offering Costs

Offering Costs

Offering costs represent legal, accounting and other direct costs related to the IPO, which closed on March 7, 2025. Prior to the close of the IPO, these costs were recognized as deferred offering costs. These offering costs were reclassified to additional paid-in capital from deferred offering costs. These amounts are shown, along with underwriters’ fees paid, net against IPO proceeds received in the amount of $1,351,098. Please refer to Note 5 for details.

Further, during the nine months ended September 30, 2025, additional offering costs of $1,252,780 were incurred simultaneously with the closing of the IPO. Of this amount, $190,980 is recorded as offering costs and the remaining $1,061,800 is displayed as a net amount against the IPO and over-allotment option proceeds on the condensed consolidated statements of changes in stockholders’ equity (deficit). No costs were incurred from the closing of the IPO during the three months ended September 30, 2025.

Lastly, the Company incurred an additional $3,549,294 in offering costs in connection with the PIPE Offering during the nine and three months ended September 30, 2025. Please refer to Note 5 for details.

Deferred Offering Costs

Deferred offering costs represent legal, accounting and other direct costs related to the IPO, which had not closed as of 12/31/2024. These direct offering costs will remain classed as a non-current asset and will be reclassified to additional paid-in capital once the IPO has closed. These amounts will then be shown, along with underwriters’ fees paid, net against IPO proceeds received. During the years ended December 31, 2024 and 2023, the Company incurred a total of $608,341 and $610,835, respectively, in additional deferred costs in connection with the offering of equity securities. The Company recorded $1,219,176 and $610,835 of deferred offering costs as a non-current asset in the accompanying consolidated balance sheets as of December 31, 2024 and 2023, respectively.

Subscription Receivable

Subscription Receivable

The Company records share issuances at the effective date. If the subscription is not funded upon issuance, the Company records a subscription receivable as an asset on its balance sheet. When subscription receivables are not received prior to the issuance of financial statements at a reporting date in satisfaction of the requirements under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 505-10-45-2, “Equity” — Other Presentation Matters, the subscription receivable is reclassified as a contra account to stockholders’ equity (deficit) on the condensed consolidated balance sheet.

During the nine and three months ended September 30, 2025, the Company received $713 in cash from outstanding subscriptions receivable and wrote off the remaining balance of $2,987.

Subscription Receivable

The Company records share issuances at the effective date. If the subscription is not funded upon issuance, the Company records a subscription receivable as an asset on a balance sheet. When subscription receivables are not received prior to the issuance of financial statements at a reporting date in satisfaction of the requirements under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 505-10-45-2, “Equity” — Other Presentation Matters, the subscription receivable is reclassified as a contra account to stockholders’ deficit on the consolidated balance sheet.

Employee Retention Tax Credit

Employee Retention Tax Credit

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) provided an employee retention credit which was a refundable tax credit against certain employment taxes. The Consolidated Appropriations Act (the “Appropriations Act”) extended and expanded the availability of the employee retention credit through December 31, 2021. The Appropriations Act amended the employee retention credit to be equal to 70% of qualified wages paid to employees during the 2021 fiscal year. The Company qualified for the employee retention credit beginning in October 2021 for qualified wages through December 2021 and filed a cash refund claim during the year ended December 31, 2023.

The Company has a tax credit receivable of $17,408 and $34,667 included as an other receivable in the current assets section of the Company’s condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024, respectively.

Employee Retention Tax Credit

The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) provided an employee retention credit which was a refundable tax credit against certain employment taxes. The Consolidated Appropriations Act (the “Appropriations Act”) extended and expanded the availability of the employee retention credit through December 31, 2021. The Appropriations Act amended the employee retention credit to be equal to 70% of qualified wages paid to employees during the 2021 fiscal year. The Company qualified for the employee retention credit beginning in October 2021 for qualified wages through December 2021 and filed a cash refund claim during year ended December 31, 2023. The employee retention credit totaling $50,000 was recognized as other income on the consolidated statements of operations during the year ended December 31, 2023 and the cash that is receivable is net of the $5,000 fee that the Company paid for the processing service.

As of December 31, 2023, $15,333 of the tax credit receivable has been received and the $5,000 fee was paid for the processing service. The remaining receivable of $34,667 is included as an other receivable in the current assets section of the Company’s consolidated balance sheet as of December 31, 2024 and 2023.

Software Development Costs

Software Development Costs

The Company incurs cost to develop computer software to be sold, leased, or otherwise marketed. Their research and development expenses consist principally of salaries and benefits, costs of computer equipment, and facility expenses. Per ASC 985, “Software — Costs of Software to Be Sold, Leased, or Marketed,” all costs incurred to establish the technological feasibility of a computer software product to be sold, leased, or otherwise marketed are research and development costs. Those costs shall be charged to expense as incurred. The technological feasibility of a computer software product is established when the entity has completed all planning, designing, coding, and testing activities that are necessary to establish that the product can be produced to meet its design specifications including functions, features, and technical performance requirements. Development costs for software incurred subsequent to the establishment of technological feasibility, but prior to the general release of the product, are capitalized and, upon general release, are amortized using the greater of either the straight-line method over the expected life of the related products or based upon the pattern in which economic benefits related to such assets are realized. No development costs for software were capitalized in 2024 or in prior years.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents in financial institutions, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. As of September 30, 2025, the Company was exposed to significant risks in one of its bank accounts, which had balances that exceeded the insurance coverage amount by a total of $9,345,577. The Company has not experienced any losses in such accounts.

Concentration of Credit Risk

Financial Instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. As of December 31, 2024 and 2023, management believes the Company was not exposed to significant risks on such accounts.

Advertising and Marketing

Advertising and Marketing

The Company expenses advertising and marketing costs as they are incurred. Advertising and marketing expenses were $475,972 and $160,478 for the nine months ended September 30, 2025 and 2024, respectively. The Company incurred $182,216 and $160,270 in advertising and marketing expenses for the three months ended September 30, 2025 and 2024, respectively.

Advertising and Marketing

The Company expenses advertising and marketing costs as they are incurred. Advertising and marketing expenses were $172,989 and $311,364 for the years ended December 31, 2024 and 2023, respectively.

Fair Value Measurements

Fair Value Measurements

As defined in ASC 820, “Fair Value Measurements and Disclosures”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.
Level 2:

Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies.

Level 3:

Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

The carrying value of the Company’s financial instruments: cash, other receivables, accounts payable and accrued liabilities, and borrowings, approximate their fair values because of the short-term nature of these financial instruments.

Fair Value Measurements

As defined in Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement.

Level 1:	Quoted prices are available in active markets for identical assets or liabilities as of the reporting date.
Level 2:

Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies.

Level 3:

Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value. The significant unobservable inputs used in the fair value measurement for nonrecurring fair value measurements of long-lived assets include pricing models, discounted cash flow methodologies and similar techniques.

The Company did not have any financial liabilities that were subject to fair value measurement.

Derivatives

Derivatives

The Company evaluates its convertible instruments to determine if those contracts or embedded components of those contracts qualify as derivative financial instruments, in accordance with ASC 815, “Derivatives and Hedging”. The standard requires that the Company record embedded conversion options (“ECOs”) and any related freestanding instruments at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. Conversion options are recorded as a discount to the host instrument and are amortized as amortization of debt discount on the financial statements over the life of the underlying instrument. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

Equity Awards with a Guaranteed Minimum-Value Cash Settlement — Technology Purchase Agreements

Equity Awards with a Guaranteed Minimum-Value Cash Settlement — Technology Purchase Agreements

The Company evaluates its stock-based compensation arrangements within the scope of ASC 718, “Compensation — Stock Compensation”. The Company has issued an equity award with a guaranteed minimum-value cash settlement in accordance with the terms that were agreed upon by the Company in the Master Services Agreement (“MSA”) with Artemis Ave LLC (“Artemis”) and the Software as a Service Agreement (the “SaaS” Agreement) with EVEMeta, LLC (“EVEMeta”). Subsection ASC 718-10-20 defines these equity awards as combination awards. Under this classification, the share grant is accounted for as an equity-classified award measured at grant-date fair value, and the cash-settled written put option is liability classified and marked to fair value at each reporting period. Compensation costs for the share grant are measured and fixed on the date of grant and recognized over the vesting period, which is consistent with the delivery of goods and services. Compensation costs associated with the cash-settled written put option should be recognized over the vesting period based on the remeasured fair value at each reporting period, which is consistent with the delivery of goods and services from the vendor, until settlement. To value the cash-settled written put option, the Company remeasures the fair market value of the written put option via an appropriate option pricing model in accordance with ASC 718, and records the appropriate liability as of each reporting period with a corresponding adjustment to software expense. The Company determines the fair value of the liability using a Monte Carlo simulation model at each reporting period. On May 12, 2025, the Company amended the Artemis MSA and EVEMeta SaaS agreements and removed the guaranteed minimum-value cash settlement in exchange for cash payments totaling $250,000 in contemplation of Artemis delivering to the Company the Services and Deliverable to be provided pursuant to the MSA and EVEMeta delivering to the Company the Compression Services to be provided pursuant to the SaaS. This amendment effectively settled the stock-based compensation liability. A valuation was completed as of May 12, 2025, and the fair value measurement of the cash-settled written put option for services provided thus far resulted in an additional stock-based compensation liability of $72,277, for a total balance of $116,669. The settlement of the stock-based compensation liability in exchange for a cash payment of $250,000 resulted in the derecognition of the total liability balance of $116,669 and an other expense of $133,331 for the difference. As of May 12, 2025, a stock-based compensation liability no longer exists.

Please refer to Notes 4 and 5 for a detailed explanation of the terms of the technology purchase agreements.

Equity Awards with a Guaranteed Minimum-Value Cash Settlement — Technology Purchase Agreements

The Company evaluates its stock-based compensation arrangements within the scope of ASC 718, “Compensation — Stock Compensation”. The Company has issued an equity award with a guaranteed minimum-value cash settlement in accordance with the terms that were agreed upon by the Company in the Master Services Agreement (“MSA”) with Artemis Ave LLC (“Artemis”) and the Software as a Service Agreement (the “SaaS” Agreement) with EVEMeta, LLC (“EVEMeta”). Subsection ASC 718-10-20 defines these equity awards as combination awards. Under this classification, the share grant is to be accounted for as an equity-classified award measured at grant-date fair value, and the cash-settled written put option should be liability classified and marked to fair value at each reporting period. Compensation costs for the share grant is measured and fixed on the date of grant and recognized over the vesting period, which is consistent with the delivery of goods and services. Compensation costs associated with the cash-settled written put option should be recognized over the vesting period based on the remeasured fair value at each reporting period, which is consistent with the delivery of goods and services from the vendor, until settlement. To value the cash-settled written put option, the Company remeasures the fair market value of the written put option via an appropriate option pricing model in accordance with ASC 718 and records the appropriate liability as of each reporting period with a corresponding adjustment to compensation costs. Please refer to Notes 4 and 5 for a detailed explanation of the terms of the technology purchase agreements.

Cloud Computing Arrangements — Technology Purchase Agreements

Cloud Computing Arrangements — Technology Purchase Agreements

The Company applies the guidance under ASC 350-40, “Intangibles — Goodwill and Other-Internal-Use Software”, when evaluating the applicable accounting treatment for the purchase of technological products and services. The Company has determined that the MSA with Artemis and the SaaS agreement with EVEMeta constitute a cloud computing arrangement (“CCA”). The terms of the agreements provide for software development, which include CCA implementation costs, support and maintenance services, and the use of the EVEMeta compression software. The Company accounts for the CCA implementation costs in a different manner than the support and maintenance services from the Artemis agreement and the terms of the SaaS agreement with EVEMeta.

The Company capitalizes implementation costs associated with its CCA consistent with costs capitalized for internal-use software. The stock-based payments provided in advance for implementation costs are recorded as capitalized implementation costs as the services are rendered. Capitalized implementation costs related to the CCA are included on the condensed consolidated balance sheets. The CCA implementation costs are amortized over the term of the related hosting agreement, including renewal periods that are reasonably certain to be exercised. Amortization will begin only when the software is placed into use and the amortization expense will be recorded as an operating expense. As of December 31, 2024, $63 was recognized as a non-current prepaid expense asset related to the development services to be provided by Artemis. As of September 30, 2025 and December 31, 2024, $389,171 and $0 was recognized, respectively, as capitalized implementation costs related to the Company’s cloud computing arrangements and no amortization expense has been recognized for the three or nine months ended September 30, 2025 or 2024 as the software is in the process of being developed by Artemis. The amount of $389,171 is a recognition of $312,500 for services provided, which included the reclassification of the $63 recorded as a non-current prepaid expense asset as of December 31, 2024, and a portion of the change in fair value of the stock-based compensation liability which equaled $76,671 during the nine months ended September 30, 2025. During the three months ended September 30, 2025 and 2024, the stock-based compensation liability did not exist and no change was recognized.

The costs associated with the support and maintenance services and the use of the EVEMeta compression software are recorded as software expenses over the service period defined in the respective agreements. As of December 31, 2024, $62 was recognized as a non-current prepaid expense asset related to the services by Artemis and EVEMeta for support and maintenance. During the nine months ended September 30, 2025, the Company recorded software expenses of $159,091 in connection with the EVEMeta compression software, which included the expensing of the $62 recorded as a non-current prepaid expense asset as of December 31, 2024. During the three months ended September 30, 2025, the Company did not record any additional software expenses in connection with the services rendered with the support and maintenance services and the use of the EVEMeta compression software. The Company sent notices of material breach to both Artemis and EVEMeta regarding the MSA and SaaS Agreements during the three months ended September 30, 2025, and all services from Artemis and EVEMeta have remained halted. As such, no additional software expenses or capitalized assets were recognized in relation to the MSA and SaaS Agreements during the three months ended September 30, 2025.

Cloud Computing Arrangements — Technology Purchase Agreements

The Company applies the guidance under ASC 350-40, “Intangibles — Goodwill and Other-Internal-Use Software”, when evaluating the applicable accounting treatment for the purchase of technological products and services. The Company has determined that the MSA with Artemis and the SaaS Agreement with EVEMeta constitute a cloud computing arrangement (“CCA”). Accordingly, the Company capitalizes implementation costs associated with its CCA consistent with costs capitalized for internal-use software. Capitalized CCA implementation costs are included in “other assets.” The CCA implementation costs are amortized over the term of the related hosting agreement, including renewal periods that are reasonably certain to be exercised. . As of December 31, 2024, $125 was recognized as an other asset related to the Company’s cloud computing arrangements and no amortization costs have been recognized for the year ended December 31, 2024.

Convertible Debt

Convertible Debt

The Company accounts for convertible debt instruments in accordance with the provisions of ASC 470-20, “Debt with Conversion and Other Options”. Under this guidance, convertible debt instruments that do not meet the criteria for separation of embedded conversion features from the host contract are accounted for as a single liability. If a convertible debt instrument contains embedded features (e.g., conversion options, redemption rights) that require separate accounting under ASC 815, the Company evaluates such features and bifurcates them as derivative liabilities when applicable. Issuance costs related to convertible debt are presented as a direct deduction from the carrying amount of the liability and are amortized to interest expense over the term of the debt using the effective interest method.

Convertible Debt

The Company accounts for convertible debt instruments in accordance with the provisions of ASC 470-20, “Debt with Conversion and Other Options”. Under this guidance, convertible debt instruments that do not meet the criteria for separation of embedded conversion features from the host contract are accounted for as a single liability. If a convertible debt instrument contains embedded features (e.g., conversion options, redemption rights) that require separate accounting under ASC 815, “Derivatives and Hedging”, the Company evaluates such features and bifurcates them as derivative liabilities when applicable. Issuance costs related to convertible debt are presented as a direct deduction from the carrying amount of the liability and are amortized to interest expense over the term of the debt using the effective interest method.

Shares Payable

Shares Payable

The Company has incurred obligations that are payable in shares of the Company’s equity. If shares are not issued to satisfy those obligations, a short-term liability is recognized as a share payable. The Company has a share payable balance of $221,434 and $32,500 as of September 30, 2025 and December 31, 2024, respectively. Please refer to Notes 5, 6 and 10 for more detail.

Shares Payable

The Company has incurred obligations that are payable in shares of the Company’s equity. If shares are not issued to satisfy those obligations, a short-term liability is recognized as a share payable and the corresponding expense is recorded in the appropriate account.

During 2023, the Company entered into several agreements with contractors to pay them for services with shares of the Company’s Common Stock. These shares of stock are valued at fair market value as of the date the services were provided. All shares payable to contractors were either valued at the fair market value of the stock as of the grant date or at the fair market value of the services provided and a total of 31,956 shares were due as of December 31, 2023 (as adjusted for the Reverse Stock Split), for a total share balance of $71,100. A total of 27,790 shares (as adjusted for the Reverse Stock Split) were due for services provided during the year ended December 31, 2024 for a total additional expense of $93,530. Further, in March of 2024, the Company sold 29,093 shares (as adjusted for the Reverse Stock Split) of BHHI Common Stock for total proceeds of $100,000. All shares payable were issued in May of 2024 and are included in the Common Stock and additional paid in capital, net of offering cost balances as of each period end.

Additionally, upon issuing convertible debt, the Company is required to concurrently issue equity kicker shares to investors in accordance with the terms of the convertible debt agreement. These shares were not yet issued as of December 31, 2023 and were subsequently issued in May of 2024. As such, the corresponding balances for shares payable in connection with the issuance of convertible debt are $0 and $179,956 as of December 31, 2024 and December 31, 2023, respectively. Refer to Note 7, Debt, for more detail. A total of 2,304 shares (as adjusted for the Reverse Stock Split) were added for additional convertible debt added during the year ended December 31, 2024 for a total additional expense of $6,819.

In December of 2024, the Company raised $25,000 from a short-term loan which has a 30% original issue discount that constitutes the interest due on the loan, a payment in equity kicker shares of the Company’s Common Stock having a combined value equaling 30% of the principal amount and a maturity date of February 15, 2025. The number of the shares subject to the equity kicker were calculated based on the Company’s anticipated price per share at the IPO of $4. This resulted in an additional 1,875 shares of Common Stock becoming due and these were not issued as of December 31, 2024. As such, it resulted in an increase of $7,500 to the shares payable balance during the year ended December 31, 2024. The 1,875 shares were issued in April of 2025, subsequent to the maturity date of February 15, 2025. Please refer to Note 7 for more detail.

Lastly, in December of 2024, the Company sold 6,250 shares of Common Stock for total cash proceeds of $25,000. These shares of Common Stock are pending issuance subsequent to the consummation of the IPO. These were not issued as of December 31, 2024 and are included in the shares payable balance as of year-end. These shares were issued in April of 2025.

The Company had a shares payable balance of $32,500 and $251,056 as of December 31, 2024 and 2023, respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, “Revenue Recognition” following the five step procedure:

Step 1: Identify the contract(s) with customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to performance obligations

Step 5: Recognize revenue when or as performance obligations are satisfied

The Company generates revenues mainly from advertising, sponsorship and league tournaments. An insignificant amount of revenue is generated through the operation of its live streaming platform using a revenue model whereby gamers and creators can get free access to certain live streaming of amateur tournaments, and gamers and creators pay fees or subscriptions to compete in league competitions. Streaming revenue amounts are recognized as live-streaming services on the condensed consolidated statements of operations and comprehensive income (loss).

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, “Revenue Recognition” following the five steps procedure:

Step 1: Identify the contract(s) with customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to performance obligations

Step 5: Recognize revenue when or as performance obligations are satisfied

The Company generates revenues mainly from advertising, sponsorship and league tournaments. An insignificant amount of revenue is generated through the operation of its live streaming platform using a revenue model whereby gamers and creators can get free access to certain live streaming of amateur tournaments, and gamers and creators pay fees or subscriptions to compete in league competitions. Streaming revenue amounts are recognized as live-streaming services on the consolidated statements of operations and comprehensive loss.

Leases

Leases

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (“ASC 842”). The standard requires all leases that have a term of over 12 months to be recognized on the balance sheet with the liability for lease payments and the corresponding right-of-use asset initially measured at the present value of amounts expected to be paid over the term. Recognition of the costs of these leases on the income statement will be dependent upon their classification as either an operating or a financing lease. Costs of an operating lease will continue to be recognized as a single operating expense on a straight-line basis over the lease term. Costs for a financing lease will be disaggregated and recognized as both an operating expense (for the amortization of the right-of-use asset) and interest expense (for interest on the lease liability).

Right of use (“ROU”) assets include any prepaid lease payments and exclude any lease incentive and initial direct costs incurred; a corresponding lease liability will be recorded for future lease payments using an incremental borrowing rate. Lease expense for minimum lease payments is recognized on a straight-line basis over a lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

Foreign Currency Translation

Foreign Currency Translation

For the Company’s non-U.S. operations where the functional currency is the local currency, the Company translates assets and liabilities at exchange rates in effect at the balance sheet date and record translation adjustments in stockholders’ equity. The Company translates income statement amounts at average rates for the period. Transaction gains and losses are recorded in other (income) expense, net in the condensed consolidated statement of operations and comprehensive income (loss).

The Company recognized a gain on foreign currency from the settlement of a note payable for $424 and the fluctuation of receivables and payables due in foreign currency totaling $13, for a total foreign currency gain of $437. Please refer to Note 6.

Foreign Currency Translation

For the Company’s non-U.S. operations where the functional currency is the local currency, the Company translates assets and liabilities at exchange rates in effect at the balance sheet date and record translation adjustments in stockholders’ equity. The Company translates income statement amounts at average rates for the period. Transaction gains and losses are recorded in other (income) expense, net in the Consolidated Statement of Operations and Comprehensive Loss.

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

The computation of earnings per share (“EPS”) includes basic and diluted EPS in accordance with ASC 260, “Earnings per Share”. Basic EPS is measured as the income (loss) available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted income (loss) per share reflects the potential dilution, using the if-converted and treasury stock methods, that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the income (loss) of the Company as if they had been converted at the beginning of the periods presented, or issuance date, if later. In computing diluted income (loss) per share, the treasury stock method assumes that outstanding options and warrants have been exercised, and the proceeds have been used to purchase common stock at the average market price during the period. Options and warrants may have a dilutive effect under the treasury stock method only when the average market price of the common stock during the period exceeds the exercise price of the options and warrants. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. All outstanding convertible promissory notes and convertible preferred stock are considered common stock at the beginning of the period or at the time of issuance, if later, pursuant to the if-converted method. Since the effect of common stock equivalents is anti-dilutive with respect to losses, the shares issuable upon conversion have been excluded from the Company’s computation of net loss per common share for all periods except the three months ended September 30, 2025, since the Company recognized income in that period.

The following table summarizes the securities that are excluded from the diluted per share calculation because the effect of including these potential shares is anti-dilutive. This exclusion applies to all periods except the three months ended September 30, 2025, since the Company recorded income during the three months ended September 30, 2025 and therefore the effect of these shares was no longer anti-dilutive.

	As of September 30,
	2025	2024
Convertible Debt	—	1,813,923
Unvested Restricted Stock	17,446	87,514
Shares Payable	300,355	—
Convertible Preferred Stock	15,923,567	82,096
Warrants	7,581,490	—
Stock Options	885,588	—
Total	24,708,446	1,983,533

As of September 30, 2025, no dividends have been declared since inception and all classes of BHHI’s stock do not have cumulative dividend features. As such, the Company did not include any adjustment to the net income (loss) for dividends.

The table below represents the calculation for both basic and diluted net income (loss) per share:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2025	2024	2025	2024
Net Income (Loss)	$(232,254)	$(3,001,182)	$2,540,636	$(1,010,058)
Weighted-average Shares Outstanding – Basic	9,786,460	5,664,529	10,829,664	5,688,797
Income (Loss) per share – Basic	$(0.02)	$(0.53)	$0.23	$(0.18)
Net Income (Loss)	$(232,254)	$(3,001,182)	$2,540,636	$(1,010,058)
Increase to Net Income attributable to dilutive instruments	—	—	—	—
Net Income available to Common Shareholders – Diluted	$(232,254)	$(3,001,185)	$2,540,636	$(1,010,058)
Weighted-average Shares Outstanding – Basic	9,786,460	5,664,529	10,829,664	5,688,797
Effect of Unvested Restricted Stock	—	—	17,446	—
Effect of Shares Payable	—	—	241,659	—
Effect of Convertible Preferred Stock	—	—	10,731,100	—
Effect of Warrants	—	—	3,657,119	—
Effect of Stock Options	—	—	610,858	—
Weighted-average Shares Outstanding – Diluted*	9,786,460	5,664,529	26,087,846	5,688,797
Income (Loss) per share – Diluted	$(0.02)	$(0.53)	$0.10	$(0.18)

____________

*        Only noted for the periods in which the result is not anti-dilutive.

Net Loss per Common Share

Net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. All outstanding convertible promissory notes are considered Common Stock at the beginning of the period or at the time of issuance, if later, pursuant to the if-converted method. Since the effect of Common Stock equivalents is anti-dilutive with respect to losses, the shares issuable upon conversion have been excluded from the Company’s computation of net loss per common share for the years ended December 31, 2024 and 2023.

The following table summarizes the securities that would be excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss. In accordance with the Reverse Stock Split on October 11, 2024 (see Note 2 — Summary of Significant Accounting Policies), the number of shares of Common Stock underlying the Original Issue Discount Convertible Promissory Notes, the Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock are now 1 for 2.43615, and the below information gives effect to the Reverse Split:

	Years Ended December 31,
	2024	2023
Original Issue Discount Convertible Promissory Notes	1,903,675	1,436,208
Unvested Restricted Stock	69,782	150,308
Shares Payable	8,125	29,185
Convertible Preferred Stock	82,096	82,096
Total	2,063,678	1,697,797

As of the date of these financial statements, no dividends have been declared in any year since inception and all classes of BHHI’s stock do not have cumulative dividend features. As such, we did not include any adjustment to the net loss for dividends. Ultimately, there was no adjustment needed to determine dilutive loss per share and only basic loss per share was calculated.

The table below represents the calculation for both basic and diluted net loss per share (as adjusted for the Reverse Stock Split):

	Years Ended December 31,
	2024	2023
Net loss	$(3,288,519)	$(4,672,348)
Weighted-average shares outstanding – Basic	5,697,212	5,594,621
Loss per share – Basic and Diluted	$(0.58)	$(0.84)

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company’s temporary differences result primarily from capitalization of certain qualifying research and development expenses, stock-based compensation, and net operating loss carryovers. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of likely being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general and administrative expenses.

The Company, with stockholder’s consent, elected to be taxed as an “S Corporation” during the years prior to 2021 under the provisions of the Internal Revenue Code under Section 1362(a) and comparable state income tax law. As an S Corporation, the Company is generally not subject to corporate income taxes and the Company’s net income or loss is reported on the individual tax return of the stockholders of the Company. As a result of the UK Reorganization, the Company was no longer eligible to elect an S Corporation status for tax purposes and was subject to tax filings as a C-Corporation for the years ending 2021 through 2024. The Company filed all necessary Federal and State tax returns as a C-Corporation for the years ending 2021 through 2024, and has accrued $95,000 as of September 30,

2025 and December 31, 2024 for any potential non-compliance penalties that may be incurred as a selling, general and administrative expense. This amount was reclassified from a provision for income taxes during the second quarter of 2024 to a selling, general and administrative expense during the third quarter of 2024.

The Company identified its federal, New York state, and the United Kingdom tax returns as its “major” tax jurisdictions. The period for income tax returns that are subject to examination for the United Kingdom jurisdiction are 2021 through 2024. The periods 2022 through 2024 for income tax returns are subject to examination for the federal and New York state jurisdictions. The Company believes its income tax filing positions and deductions will be sustained on audit, and management does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no liabilities for uncertain tax positions have been recorded.

As of September 30, 2025, the Company had approximately $14,854,359 in gross federal net operating loss carry-forwards. The Company also had approximately $16,514,918 in gross state net operating loss carry-forwards. As a result of the Tax Cuts Job Act 2017 (the “Act”), certain future federal carry-forwards do not expire. Beginning in 2018, under the TCJ Act, federal loss carryforwards have an unlimited carryforward period, however such losses can only offset 80% of taxable income in any one year. The Company has not performed a formal analysis, but believes its ability to use such net operating losses and tax credit carry-forwards in the future is subject to annual limitations due to change of control provisions under Sections 382 and 383 of the Internal Revenue Code, which will significantly impact its ability to realize these deferred tax assets. For net loss carryforwards in the State of New York, the Company is able to carry it back three tax years preceding the tax year of the loss (the loss year). However, a loss cannot be carried back to a tax year beginning before January 1, 2015. The loss is first carried to the earliest of the three tax years. If it is not entirely used in that year, the remainder is carried to the second tax year preceding the loss year, and any remaining amount is carried to the tax year immediately preceding the loss year. Any unused amount of loss then remaining may be carried forward for as many as 20 tax years following the loss year. Losses carried forward are carried forward first to the tax year immediately following the loss year, then to the second tax year following the loss year, and then to the next immediately subsequent tax year or years until the loss is used up or the 20th tax year following the loss year, whichever comes first.

The Company recorded a valuation allowance in the full amount of its net deferred tax assets since realization of such tax benefits has been determined by the Company’s management to be less likely than not. The valuation allowance decreased $1,044,912 during the quarter ended September 30, 2025.

The Company’s effective tax rate is 0% for the three and nine months ended September 30, 2025 and 2024.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company’s temporary differences result primarily from capitalization of certain qualifying research and development expenses, stock based compensation, and net operating loss carryovers. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% of likely being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general and administrative expenses.

Stock-Based Compensation

Stock-Based Compensation

The Company evaluates its stock-based compensation arrangements within the scope of ASC 718, “Compensation — Stock Compensation”. The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation. For stock options with performance conditions, the Company records compensation expense when it is deemed probable that the performance condition will be met. The Company measures the fair value of stock options and warrants granted to employees, directors, and non-employees using option pricing models, including the Black-Scholes-Merton (“Black-Scholes”) option-pricing model and Binomial Lattice models. The determination of the fair value of these instruments requires management to make certain estimates and assumptions that have a material impact on the amount of stock-based compensation expense recognized.

Key assumptions used in these models include expected volatility, expected term, risk-free interest rate, and expected dividend yield. Because the Company has a limited operating history and insufficient historical trading data to estimate expected volatility, the Company bases its volatility assumption on the historical volatilities of a group of comparable publicly traded companies within its industry. The risk-free interest rate is based on the yield of U.S. Treasury securities with maturities consistent with the expected term of the related option or warrant. The expected dividend yield is assumed to be zero, as the Company has not historically declared or paid dividends and does not anticipate doing so in the foreseeable future.

The Company uses the “simplified method” to estimate the expected term for stock options that have exercise prices issued at the money and are considered plain vanilla options, consistent with SEC Staff Accounting Bulletin Topic 14. For stock options with exercise prices that are out of the money, the Company uses a Binomial Lattice model, which incorporates assumptions about future exercise behavior and potential changes in stock price over the life of the award.

The Company issued stock options exercisable into 1,950,000 shares of its Common Stock during the nine months ended September 30, 2025. The Company has issued warrants convertible into 44,250 shares of its Common Stock to the underwriter in connection with its IPO, and warrants convertible into an additional 17,517,203 shares of its Common Stock in connection with the PIPE Offering as of September 30, 2025. Please refer to Notes 1 and 5 for more information. Stock-based payment awards, such as stock options or restricted stock awards, are valued based on the fair value on the date of grant and amortized ratably over the estimated life of the award. Stock-based payment awards may vest based on the passage of time, or upon occurrence of a specific event or achievement of goals as defined in the grant agreements. In such cases, the Company records compensation expenses related to grants of stock-based payment awards on management’s estimates of the probable dates of the vesting events. The Company recognizes forfeitures of stock-based payment awards as they occur.

Stock-Based Compensation

The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the grant, generally equal to the vesting period, and uses the straight-line method to recognize stock-based compensation. For stock options with performance conditions, the Company records compensation expense when it is deemed probable that the performance condition will be met. Companies typically use the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the fair value of stock awards. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based awards, including the option’s expected term and the price volatility of the underlying stock. No stock options have been issued by the Company through December 31, 2024. Restricted stock awards are valued based on the fair value on the date of grant and amortized ratably over the estimated life of the award. Restricted stock may vest based on the passage of time, or upon occurrence of a specific event or achievement of goals as defined in the grant agreements. In such cases, the Company records compensation expenses related to grants of restricted stock based on management’s estimates of the probable dates of the vesting events. The Company recognizes forfeitures of stock-based awards as they occur.

Recently Issued but not yet Adopted Accounting Pronouncements

Recently Issued but not yet Adopted Accounting Pronouncements

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740). This ASU requires the use of consistent categories and greater disaggregation in tax rate reconciliations and income taxes paid disclosures. These amendments are effective for fiscal years beginning after December 15, 2024 and for interim periods in fiscal years beginning after December 31, 2025. These income tax disclosure requirements can be applied either prospectively or retrospectively to all periods presented in the financial statements. Management is currently evaluating the impact of adopting this standard, and does not expect it to have a material impact on the financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” The standard requires that public business entities disclose additional information about specific expense categories in the notes to financial statements for interim and annual reporting periods. The standard will become effective for the Company for its fiscal year 2027 annual financial statements and interim financial statements thereafter and may be applied prospectively to periods after the adoption date or retrospectively for all prior periods presented in the financial statements, with early adoption permitted. The Company plans to adopt the standard beginning with the fiscal year 2027 annual financial statements, and management is currently evaluating the impact this standard will have on the disclosures included in the notes to the financial statements.

In July 2025, the FASB issued Accounting Standards Update (ASU) 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU introduces a practical expedient, applicable to all entities, permitting the assumption that current conditions as of the balance sheet date remain unchanged over the remaining life of current accounts receivable and current contract assets arising from transactions under ASC 606. These amendments are effective for annual periods beginning after December 15, 2025, including interim periods within those fiscal years, with early adoption permitted. The guidance is to be applied prospectively. The Company is currently evaluating the impact of ASU 2025-05 on its accounting estimates and allowance methodology. At this time, the Company has not yet determined the effect, if any, that adoption of this ASU will have on its consolidated financial position, results of operations, disclosures, or processes.

Recent Accounting Pronouncements

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date that amend the original text of ASC.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The standard expands reportable segment disclosure requirements for public business entities primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit (referred to as the “significant expense principle”). The ASU also requires that an entity that has a single reportable segment provide all the disclosures required by this ASU and all existing segment disclosures in Topic 280. The ASU does not change how operating segments are identified or, when applicable, aggregated. The Company adopted this standard for fiscal year 2024. Refer to Note 9 Segment Reporting.

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740). This ASU requires the use of consistent categories and greater disaggregation in tax rate reconciliations and income taxes paid disclosures. These amendments are effective for fiscal years beginning after December 15, 2024. These income tax disclosure requirements can be applied either prospectively or retrospectively to all periods presented in the financial statements. Management is currently evaluating the impact of adopting this standard; and do not expect it to have a material impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” The standard requires that public business entities disclose additional information about specific expense categories in the notes to financial statements for interim and annual reporting periods. The standard will become effective for us for our fiscal year 2027 annual financial statements and interim financial statements thereafter and may be applied prospectively to periods after the adoption date or retrospectively for all prior periods presented in the financial statements, with early adoption permitted. The Company plans to adopt the standard beginning with the fiscal year 2027 annual financial statements, and management is currently evaluating the impact this guidance will have on the disclosures included in the Notes to the Consolidated Financial Statements.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Segment Reporting

Segment Reporting

The Company follows the guidance in ASC Topic 280, “Segment Reporting”, for the identification and disclosure of reportable segments. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance.

The Company’s CODM, who is its Chief Executive Officer, reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing performance. The Company manages its operations and evaluates financial performance as a single operating segment. Accordingly, the Company has determined that it operates in one reportable segment.

The Company’s operations are currently located in the United States, and substantially all revenues are derived from U.S. customers. Management will continue to evaluate the Company’s operations to determine if, in the future, changes in organizational structure or business activities require the identification of additional reportable segments.

Accounts Payable

Accounts Payable

Accounts payable consist of amounts due to vendors and service providers for goods and services received in the ordinary course of business. Accounts payable are recognized when the obligation to pay arises, typically upon receipt of goods or services and are recorded at their nominal amounts, which approximate fair value due to their short-term nature.

The Company’ standard payment terms with vendors generally range from net 15 to net 60 days. Discounts received from vendors for early payment are recognized when earned. Vendor discounts are recorded as a reduction of the related expense in the accompanying consolidated statements of operations. If such discounts are not clearly associated with a specific expense category, they are recorded as a reduction to cost of goods sold or, if immaterial, may be recognized as other income.

The Company reviews accounts payable regularly to ensure timely payment and to assess the need for accruals for goods or services received but not yet invoiced. At each reporting period, any unbilled amounts are accrued and reflected in accrued liabilities, and estimates are based on historical trends, vendor communication, and other relevant factors.

The Company does not maintain a formal policy for interest on past due payables and generally does not incur material penalties or interest expenses in the normal course of settling vendor obligations.

During the nine months ended September 30, 2025 and 2024, the Company recognized other income due to discounts granted by vendors in the amount of $73,450 and $0, respectively. During the three months ended September 30, 2025 and 2024, the Company recognized other income due to discounts granted by vendors in the amount of $30,800 and $0, respectively.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company reports comprehensive income (loss) and its components in its condensed consolidated financial statements. Comprehensive income (loss) consists of net income (loss) and foreign currency translation adjustments, affecting stockholders’ equity (deficit) that, under U.S. GAAP, is excluded from net income (loss).

Investment in Equity Securities

Investment in Equity Securities

Investments in equity securities are accounted for under ASC 321 and reported at their readily determinable fair values as quoted by market exchanges, with changes in fair value recorded in other (income) expense in the condensed consolidated statements of operations and comprehensive income (loss). All changes in an equity security’s fair value are reported in earnings as they occur. As such, the sale of an equity security does not necessarily give rise to a significant gain or loss. Unrealized gains (losses) due to fluctuations in fair value are recorded in the condensed consolidated statements of operations and comprehensive income (loss).